Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Current Assets
Schedule of other current assets

        Other current assets consisted of the following as at December 31 (in thousands):

	2014	2013
Claims receivable	$7,856	$2,815
Advances to suppliers and other assets	3,784	3,369

Total	$11,640	$6,184